Income Taxes (Deferred Tax Assets and Liabilities Classified in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets (under "Other non-current assets")	$ 2,118	$ 1,338
Deferred tax liabilities	41	1,662
Net deferred tax asset	$ 2,077
Net deferred tax liabilities		$ (324)